UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              February 11, 2011
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:       $476,922
                                              (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP


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
                                                     Akre Capital Management, LLC
                                                              Form 13F
                                                              31-Dec-10

COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION   MGRS      SOLE     SHARED  NONE
99 CENTS ONLY STORES           COM             65440K106    3,582     224,741 SH          SOLE       NONE       224,741
AMERICAN TOWER CORP            CL A            029912201   66,397   1,285,775 SH          SOLE       NONE     1,285,775
ANNALY CAP MGMT INC            COM             035710409      396      22,100 SH          SOLE       NONE        22,100
BECTON DICKINSON & CO          COM             075887109    4,226      50,000 SH          SOLE       NONE        50,000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    9,635          80 SH          SOLE       NONE            10
BERKSHIRE HATHAWAY INC DEL     CL B NEW        084670702    6,749      84,250 SH          SOLE       NONE        84,250
CARMAX INC                     COM             143130102   15,658     491,140 SH          SOLE       NONE       491,140
CSX CORP                       COM             126408103    1,148      17,768 SH          SOLE       NONE        17,768
DOLLAR TREE INC                COM             256746108   34,402     613,442 SH          SOLE       NONE       613,442
ENSCO PLC                      SPONSORED ADR   29358Q109    2,669      50,000 SH          SOLE       NONE        50,000
ENSTAR GROUP LIMITED           SHS             G3075P101   39,192     463,370 SH          SOLE       NONE       463,370
ENTERTAINMENT PPTYS TR         COM SH BEN INT  29380T105      234       5,050 SH          SOLE       NONE         5,050
FACTSET RESH SYS INC           COM             303075105   15,377     164,000 SH          SOLE       NONE       164,000
FOX CHASE BANCORP INC NEW      COM             35137T108    1,185     100,000 SH          SOLE       NONE       100,000
HARTFORD FINL SVCS GROUP INC   DEP CONV PFD    416515708   19,357     755,845 SH          SOLE       NONE       755,845
KIMBERLY CLARK CORP            COM             494368103    1,891      30,000 SH          SOLE       NONE        30,000
LAMAR ADVERTISING CO           CL A            512815101   49,374   1,239,305 SH          SOLE       NONE     1,239,305
LPL INVT HLDGS INC             COM             50213H100      727      20,000 SH          SOLE       NONE        20,000
MARKEL CORP                    COM             570535104   43,689     115,539 SH          SOLE       NONE       115,539
MASTERCARD INC                 CL A            57636Q104   31,349     139,880 SH          SOLE       NONE       139,880
MIDDLEBURG FINANCIAL CORP      COM             596094102    1,915     134,280 SH          SOLE       NONE       134,280
MSCI INC                       CL A            55354G100    5,844     150,000 SH          SOLE       NONE       150,000
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC  67059L102      485      13,340 SH          SOLE       NONE        13,340
O REILLY AUTOMOTIVE INC        COM             686091109   28,587     473,141 SH          SOLE       NONE       473,141
OPTIONSXPRESS HLDGS INC        COM             684010101    6,268     400,000 SH          SOLE       NONE       400,000
PENN NATL GAMING INC           COM             707569109   10,222     290,808 SH          SOLE       NONE       290,808
PRIMO WTR CORP                 COM             74165N105    1,066      75,000 SH          SOLE       NONE        75,000
ROSS STORES INC                COM             778296103   35,647     563,587 SH          SOLE       NONE       563,587
PRICE T ROWE GROUP INC         COM             74144T108    5,686      88,100 SH          SOLE       NONE        88,100
TD AMERITRADE HLDG CORP        COM             87236Y108    7,596     400,000 SH          SOLE       NONE       400,000
TECHNE CORP                    COM             878377100    3,283      50,000 SH          SOLE       NONE        50,000
TJX COS INC NEW                COM             872540109   10,694     240,900 SH          SOLE       NONE       240,900
TRADESTATION GROUP INC         COM             89267P105    1,822     270,000 SH          SOLE       NONE       270,000
WHITE RIVER CAPITAL INC        COM             96445P105    1,522      93,273 SH          SOLE       NONE        93,273
WMS INDS INC                   COM             929297109    9,048     200,000 SH          SOLE       NONE       200,000
